UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
Class C Shares (NECMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2014

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2014.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	16.14%	15.92%	11.44%	7.28%
S&P 500(E)	19.73%	22.99%	15.70%	8.11%

		Since
	1 Year(A)	Inception(A)
Class A Shares(C) (with sales charge)*	9.48%	11.94%
Class A Shares(C) (without sales charge)*	16.14%	15.04%
S&P 500(E)	19.73%	20.74%

Since
Inception(A)
Class C Shares(D)	2.46%
S&P 500(E)	2.84%

Total Annual Fund Operating Expense Ratio (from 08/01/14 Prospectus):

No-Load Shares - Gross 1.57%, Net 1.45% Class A Shares - Gross 1.82%, Net 1.45% Class A Shares - Gross 2.57%, Net 2.20%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) Class C commenced operations on August 1, 2014.

(E) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2014 Semi-Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                  Neiman Large Cap Value Fund
                             by Sectors (as a percentage of Net Assets)
                                                      (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2014 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2014 through September 30, 2014.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014

Actual	$1,000.00	$1,039.53	$7.41

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load
Class, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014

Actual	$1,000.00	$1,039.53	$7.41

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2014 Semi-Annual Report 3

Disclosure of Expenses (Unaudited) - continued

Class C Shares

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014

Actual	$1,000.00	$1,024.61	$3.72*

Hypothetical **	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the partial period).

** The hypothetical example is calculated assuming that Class C had been in operation for the full six month period from April 1, 2014 to September 30, 2014. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2014 Semi-Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
12,200	Aflac Incorporated +	$710,650
8,100	Reinsurance Group of America Incorporated +	649,053
		1,359,703	4.21%
Agricultural Chemicals
7,200	Agrium Inc. (Canada) +	640,800
2,800	CF Industries Holdings, Inc. +	781,816
		1,422,616	4.41%
Aircraft Engines & Engine Parts
6,300	United Technologies Corp. +	665,280	2.06%
Commercial Banks
9,700	Bank of Montreal (Canada) +	714,114	2.21%
Computer Storage Devices
6,500	Western Digital Corporation +	632,580	1.96%
Electronic Computers
6,500	Apple Inc.	654,875	2.03%
Electric Services
14,000	American Electric Power Co. Inc. +	730,940
15,600	Southern Co. +	680,940
		1,411,880	4.37%
Electronic & Other Electrical Equipment (No Computer Equipment)
10,300	Emerson Electric Co.	644,574	2.00%
Fire, Marine & Casualty Insurance
7,200	ACE Limited (Switzerland) +	755,064
16,000	Axis Capital Holdings Limited (Bermuda)	757,280
8,300	The Chubb Corporation +	755,964
		2,268,308	7.03%
Food and Kindred Products
13,033	Kraft Foods Inc.	735,061	2.28%
Gas & Other Services Combined
6,600	Sempra Energy +	695,508	2.15%
Hospitals & Medical Service Plans
8,300	Aetna Inc.	672,300
8,000	UnitedHealth Group, Inc. +	690,000
		1,362,300	4.22%
Investment Advice
17,200	Invesco Ltd. +	679,056	2.10%
Leather & Leather Products
20,500	Coach, Inc.	730,005	2.26%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
10,800	VF Corp. +	713,124	2.21%
National Commercial Banks
8,700	The PNC Financial Services Group, Inc. +	744,546	2.31%
Oil & Gas Field Machinery & Equipment
8,700	National Oilwell Varco, Incorporated	662,070	2.05%
Oil, Gas Field Services, NBC
4,700	Schlumberger Limited +	477,943	1.48%
Petroleum Refining
5,600	Chevron Corp.	668,192
7,200	Exxon Mobil Corporation +	677,160
8,200	Marathon Petroleum Corporation	694,294
8,100	Phillips 66 +	658,611
14,000	Valero Energy Corporation	647,780
		3,346,037	10.37%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 5

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Pharmaceutical Preparations
10,700	Eli Lilly and Company +	$693,895	2.15%
Radio & TV Broadcasting & Communications Equipment
9,000	QUALCOMM Incorporated +	672,930	2.08%
Railroads, Line-Haul Operating
9,100	Canadian National Railway Company (Canada) +	645,736
5,300	Union Pacific Corporation +	574,626
		1,220,362	3.78%
Retail - Department Stores
13,300	Kohl's Corporation +	811,699	2.51%
Retail - Eating Places
7,000	McDonald's Corp. +	663,670	2.06%
Retail - Variety Stores
5,600	Costco Wholesale Corp. +	701,792	2.17%
Rubber & Plastic Footwear
8,600	Nike Inc. Class B +	767,120	2.38%
Search, Detection, Navigation, Guidance, Aeronautical Systems
7,800	Raytheon Company +	792,636	2.46%
Security & Commodity Brokers, Dealers, Exchanges & Services
8,000	T. Rowe Price Group, Inc.	627,200	1.94%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
8,300	Procter & Gamble Co. +	695,042	2.15%
Tobacco Products
10,100	Altria Group Inc.	463,994
8,000	Philip Morris International, Inc. +	667,200
		1,131,194	3.50%
Total for Common Stocks (Cost $22,901,753)		28,697,120	88.89%
	Other Assets in Excess of Liabilities	3,585,639	11.11%
	Net Assets	$32,282,759	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 6

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2014 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
ACE Limited
November 2014 Calls @ 110.00	1,000	$650
Aflac Incorporated
November 2014 Calls @ 65.00	1,700	238
Agrium Inc.
October 2014 Calls @ 100.00	1,100	110
American Electric Power Co. Inc.
November 2014 Calls @ 55.00	2,000	500
Bank of Montreal
December 2014 Calls @ 75.00	1,500	1,650
Canadian National Railway Company
October 2014 Calls @ 65.00	1,100	7,810
CF Industries Holdings, Inc.
November 2014 Calls @ 280.00	400	5,068
The Chubb Corporation
October 2014 Calls @ 95.00	1,200	180
Costco Wholesale Corp.
October 2014 Calls @ 120.00	900	5,166
Eli Lilly and Company
October 2014 Calls @ 65.00	1,700	1,513
Exxon Mobil Corporation
October 2014 Calls @ 105.00	900	36
Invesco Ltd.
October 2014 Calls @ 40.00	3,000	1,500
Kohl's Corporation
October 2014 Calls @ 57.50	1,900	7,980
McDonald's Corp.
December 2014 Calls @ 110.00	1,000	150
Nike Inc. Class B
October 2014 Calls @ 82.50	1,400	9,926
Philip Morris International, Inc.
December 2014 Calls @ 95.00	1,200	132
Phillips 66
November 2014 Calls @ 90.00	1,400	700
The PNC Financial Services Group, Inc.
November 2014 Calls @ 95.00	1,300	195
Procter & Gamble Co.
October 2014 Calls @ 80.00	1,300	5,070
QUALCOMM Incorporated
October 2014 Calls @ 82.50	1,200	12
Raytheon Company
November 2014 Calls @ 100.00	1,100	4,125
Reinsurance Group of America Incorporated
October 2014 Calls @ 85.00	1,300	1,755
Schlumberger Limited
November 2014 Calls @ 125.00	1,100	77
Sempra Energy
October 2014 Calls @ 110.00	1,100	165
Southern Co.
November 2014 Calls @ 47.00	2,300	138
Union Pacific Corporation
November 2014 Calls @ 110.00	1,100	2,365

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 7

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2014 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
United Technologies Corp.
November 2014 Calls @ 125.00	900	$36
UnitedHealth Group, Inc.
December 2014 Calls @ 90.00	1,300	2,093
VF Corp.
November 2014 Calls @ 67.50	1,800	2,574
Western Digital Corporation
October 2014 Calls @ 105.00	1,200	120
Total (Premiums Received $42,592)		$62,034

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2014
Assets:
Investment Securities at Fair Value	$28,697,120
(Cost $22,901,753)
Cash	3,636,768
Prepaid Expenses	15,343
Receivables:
Fund Shares Purchased	700
Dividends	49,884
Total Assets	32,399,815
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $42,592)	62,034
Payable for Fund Shares Redeemed	3,794
Accrued Management Fees	25,387
Accrued Distribution and Service (12b-1) Fees	649
Accrued Compliance Officer Expense	1,006
Accrued Trustees Fees	754
Other Accrued Expenses	23,432
Total Liabilities	117,056
Net Assets	$32,282,759
Net Assets Consist of:
Paid In Capital	$23,662,638
Accumulated Undistributed Net Investment Income (Loss)	97,685
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	2,746,511
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	5,775,925
Net Assets	$32,282,759

No-Load Shares
Net Assets	$31,553,887
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,130,130
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$27.92

Class A Shares
Net Assets	$706,165
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	25,293
Net Asset Value and Redemption Price Per Share	$27.92
Maximum Offering Price Per Share ($27.92/0.9425) *	$29.62

Class C Shares **
Net Assets	$22,707
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	814
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$27.90

* Reflects a maximum sales charge of 5.75%. ** Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 9

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six months ended September 30, 2014
Investment Income:
Dividends (Net of foreign withholding tax of $4,665)	$326,321
Total Investment Income	326,321

Expenses:
Management fees	157,667
Transfer agent fees & accounting fees	23,790
Distribution and service (12b-1) fees - Class A	1,275
Distribution and service (12b-1) fees - Class C*	24
Administration fees	16,000
Registration expense	15,041
Audit fees	8,784
Custody fees	5,415
Legal fees	3,678
Compliance officer expense	2,006
Miscellaneous expense	2,116
Printing and postage expense	2,006
Insurance expense	1,674
Trustees fees	1,504
Total Expenses	240,980
Less:
Expense Waiver / Expense Reimbursement	(12,345)
Net Expenses	228,635
Net Investment Income (Loss)	97,686

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	2,729,409
Realized Gain (Loss) on Options Written	49,692
Change In Unrealized Appreciation (Depreciation) on Investments	(1,685,260)
Change In Unrealized Appreciation (Depreciation) on Options Written	19,999
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	1,113,840

Net Increase (Decrease) in Net Assets from Operations	$1,211,526

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 10

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2014	4/1/2013
	to	to
	9/30/2014	3/31/2014
From Operations:
Net Investment Income (Loss)	$97,686	$143,390
Net Realized Gain (Loss) on Investments	2,729,409	1,361,557
Net Realized Gain (Loss) on Options Written	49,692	60,272
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	(1,665,261)	3,172,073
Increase (Decrease) in Net Assets from Operations	1,211,526	4,737,292
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(61,262)	(136,163)
Class A Shares	(2,180)	(2,459)
Class C Shares *	-	-
Net Realized Gain from Security Transactions
No-Load Shares	(333,204)	(1,089,274)
Class A Shares	(11,859)	(22,044)
Class C Shares *	-	-
Change in Net Assets from Distributions	(408,505)	(1,249,940)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	4,035,561	7,902,180
Class A Shares	152,958	819,949
Class C Shares *	22,500	-
Shares Issued on Reinvestment of Dividends
No-Load Shares	326,473	1,015,648
Class A Shares	13,771	22,912
Class C Shares *	-	-
Cost of Shares Redeemed
No-Load Shares	(3,034,350)	(8,302,137)
Class A Shares	(447,865)	(221,147)
Class C Shares *	-	-
Net Increase (Decrease) from Shareholder Activity	1,069,048	1,237,405
Net Increase (Decrease) in Net Assets	1,872,069	4,724,757
Net Assets at Beginning of Period	30,410,690	25,685,933
Net Assets at End of Period (Including Accumulated	$32,282,759	$30,410,690
Undistributed Net Investment Income of $97,685 and $63,441)
Share Transactions:
Issued
No-Load Shares	145,370	309,615
Class A Shares	5,554	31,201
Class C Shares *	814	-
Reinvested
No-Load Shares	11,765	38,859
Class A Shares	496	876
Class C Shares *	-	-
Redeemed
No-Load Shares	(109,495)	(325,309)
Class A Shares	(16,020)	(8,073)
Class C Shares *	-	-
Net Increase (Decrease) in Shares	38,484	47,169

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 11

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2014		4/1/2013	4/1/2012	4/1/2011	4/1/2010	4/1/2009
throughout the period:	to		to	to	to	to	to
	9/30/2014		3/31/2014	3/31/2013	3/31/2012	3/31/2011	3/31/2010
Net Asset Value -
Beginning of Period	$27.21		$23.99	$22.93	$22.23	$19.27	$15.29
Net Investment Income (Loss) (a)	0.09		0.13	0.19	0.13	0.05	0.07
Net Gains or Losses on Securities (b)
(realized and unrealized)	0.98		4.25	1.50	0.66	2.98	4.02
Total from Investment Operations	1.07		4.38	1.69	0.79	3.03	4.09

Distributions (From Net Investment Income)	(0.05)		(0.13)	(0.23)	(0.09)	(0.07)	(0.11)
Distributions (From Capital Gains)	(0.31)		(1.03)	(0.40)	0.00	0.00	0.00
Total Distributions	(0.36)		(1.16)	(0.63)	(0.09)	(0.07)	(0.11)
Net Asset Value -
End of Period	$27.92		$27.21	$23.99	$22.93	$22.23	$19.27
Total Return (c)	3.95	% ***	18.50%	7.60%	3.57%	15.83%	26.87%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$31,554		29,451	$25,416	$29,244	$23,280	$13,844 $
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.52	% **	1.57%	1.64%	1.57%	1.83%	2.09%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.55	% **	0.40%	0.66%	0.49%	0.16%	0.06%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% **	1.45%	1.45%	1.46%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.62	% **	0.52%	0.86%	0.60%	0.26%	0.40%
Portfolio Turnover Rate	33.03	% ***	25.79%	38.79%	64.41%	35.26%	74.34%

** Annualized.
*** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 12

Neiman Large Cap Value Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2014		4/1/2013	8/1/2012*
	to		to	to
	9/30/2014		3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$27.21		$23.99	$22.37
Net Investment Income (Loss) (a)	0.08		0.17	0.12
Net Gains or Losses on Securities (b)
(realized and unrealized)	0.99		4.21	2.06
Total from Investment Operations	1.07		4.38	2.18
Distributions (From Net Investment Income)	(0.05)		(0.13)	(0.16)
Distributions (From Capital Gains)	(0.31)		(1.03)	(0.40)
Total Distributions	(0.36)		(1.16)	(0.56)
Net Asset Value -
End of Period	$27.92		$27.21	$23.99
Total Return (c)	3.95	% ***	18.50%	9.92	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$706		$960	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.77	% **	1.82%	1.84	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25	% **	0.28%	0.37	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% **	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57	% **	0.65%	0.76	% **

Portfolio Turnover Rate	33.03	% ***	25.79%	38.79	% *** (d)

* Class A shares commenced operations on August 1, 2012.
** Annualized.
*** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 13

Neiman Large Cap Value Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	8/1/2014*
	to
	9/30/2014
Net Asset Value -
Beginning of Period	$27.23
Net Investment Income (Loss) (a)	0.02
Net Gains or Losses on Securities (b)
(realized and unrealized)	0.65
Total from Investment Operations	0.67
Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00
Net Asset Value -
End of Period	$27.90
Total Return (c)	2.46	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.52	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.20	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38	% **

Portfolio Turnover Rate	33.03	% *** (d)

* Class C shares commenced operations on August 1, 2014.
** Annualized.
*** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2014 to September 30, 2014.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 14

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2014
(Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2014, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers No-Load Class shares, Class A shares and Class C shares. The classes differ principally in their respective distribution expenses (See Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus.The Fund's investment objective is to seek long-term capital appreciation. No-Load shares and Class C shares of the Fund are offered at net asset value without an initial sales charge. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011 - 2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2014, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2014 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES:
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the six month period ended September 30, 2014, the Fund was not subject to any master netting arrangements. See Note 9.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

OTHER:
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these

2014 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,697,120	$0	$0	$28,697,120
Total	$28,697,120	$0	$0	$28,697,120

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$62,034	$0	$62,034
Total	$0	$62,034	$0	$62,034

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2014. There were no transfers into or out of the levels during the six month period ended September 30, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2014, the Adviser earned management fees totaling $157,667 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares, at 1.45% of its average daily net assets for Class A shares and at 2.20% of its average daily net assets for Class C shares through July 31, 2015. The fee waiver will automatically terminate on July 31, 2015 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2015.

For the six month period ended September 30, 2014, the Adviser waived fees and/or reimbursed expenses totaling $12,345 to the Fund. The Fund owed the Adviser $25,387 at September 30, 2014. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2014 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the ”Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Rafferty Capital Markets LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets and Class C shares pay an annual 12b-1 fee equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2014, there was $1,275 of 12b-1 fees incurred by Class A shares and $24 of 12b-1 fees incurred by Class C. As of September 30, 2014, the Fund had an accrued liability of $649 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan for Class A and Class C.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. Those individuals earned $17 resulting from the sale of Class A shares during the six month period ended September 30, 2014. Additionally, during the six month period ended September 30, 2014, those individuals earned $28 and $5 associated with trailing commissions of Class A shares and Class C shares, respectively, which are paid from available class specific accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

7.) INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,638,402 and $8,924,352, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2014 was $22,901,753, and premiums received from options written was $42,592.

At September 30, 2014, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$6,128,199	($352,274)	$5,775,925

As of September 30, 2014, there were no differences between book basis and tax basis.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2014, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 63.58% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

9.) WRITTEN OPTIONS
As of September 30, 2014, portfolio securities valued at $3,207,392 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the fiscal year ended September 30, 2014 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2014	204	$31,480
Options written	1,244	$169,009
Options terminated in closing purchase transactions	(106)	($19,002)
Options expired	(515)	($64,958)
Options exercised	(423)	($73,937)
Options outstanding at September 30, 2014	404	$42,592

The location on the Statement of Assets and Liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability Derivatives
Call options written	($62,034)

2014 Semi-Annual Report 18

Notes to Financial Statements (Unaudited) - continued

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2014 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$49,692	Appreciation (Depreciation)	$19,999
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to options written shown on the Statement of Assets and Liabilities as of September 30, 2014.

Liabilities:
Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Option
Writing	$62,034	$0	$62,034	$0	$62,034	$0

10.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for the No-Load Class shares on June 26, 2014 to the shareholders of record on June 25, 2014 of which $0.05644 per share was paid from net investment income, $0.02011 per share was paid from short-term capital gains and $0.28687 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from No-Load Class:

	Six Months ended	Year ended
	September 30, 2014	March 31, 2014
Ordinary Income:	$ 61,262	$ 136,163
Short-term Capital Gain:	21,828	242,315
Long-term Capital Gain:	311,376	846,959
	$ 394,466	$ 1,225,437

There were distributions paid for Class A shares on June 26, 2014 to the shareholders of record on June 25, 2014 of which $0.05644 per share was paid from net investment income, $0.02011 per share was paid from short-term capital gains and $0.28687 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from Class A shares:

	Six Months ended	Year ended
	September 30, 2014	March 31, 2014
Ordinary Income:	$ 2,180	$ 2,459
Short-term Capital Gain:	777	5,007
Long-term Capital Gain:	11,082	17,037
	$ 14,039	$ 24,503

Since its inception on August 1, 2014, Class C has not paid any distributions through September 30, 2014.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Semi-Annual Report 19

ADDITIONAL INFORMATION
September 30, 2014
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 21, 2014, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the "Agreement"), on behalf of the Neiman Large Cap Value Fund (the "Fund" or "Large Cap Value"). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the "Report") addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended March 31, 2014. The Report also included comparative performance information for the Fund's benchmark index, the S&P 500 Index. The report indicated that Large Cap Value's twelve month, three-year, five-year annualized and ten-year annualized returns were slightly lower than its Peer Group average and benchmark index. Management stated that due to the Large Cap Value's covered call strategy, it is expected that the Fund may underperform in a strong market, but limit losses in a down market. The Trustees concluded that the Fund's performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition and the portfolio manager's background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser's Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. The representatives furthermore discussed the firm’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund's expenses to limit the Fund's operating expense (with certain exclusions) to 1.45% . The Adviser provided to the Trustees a Profit & Loss Statement and a Balance Sheet, both dated as of March 31, 2014. In addition, materials submitted by the Adviser showed that for the 12 month period ended March 31, 2014, the Adviser realized a profit after indirect expenses related to the Large Cap Value Fund of approximately $111,176, or 40% of the Large Cap Value Fund's gross management fees. The Trustees then discussed the Adviser's financial condition. A representative of the Adviser stated that the president and majority owner of the Adviser has consistently funded the Adviser with sufficient capital to pay all outstanding amounts "due from adviser" to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Large Cap Value's audited expense ratio of 1.45% was higher than the average audited expense ratio of 1.25% for the Peer Group, but within the peer group range of 0.48% to 2.10% . The Trustees also noted that Large Cap Value's net expense ratio (which includes acquired fund fees and expenses) of 1.45% was higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.30% for the Peer Group, but within the Peer Group range of 0.53% to 2.10% . It was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual

2014 Semi-Annual Report 20

Additional Information (Unaudited) - continued

operating expenses for both classes of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect cost of investing in acquired funds) to 1.45% of its average daily net assets through July 31, 2014. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.62%, but within the Peer Group range of 0.30% to 1.10% . The Trustees also recognized that the Adviser is capping the Fund's expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund's management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT branch office. It was noted that they have received approximately $906, collectively, in sales charges and trailer fees for Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreement would be in the best interest of the Fund.

2014 Semi-Annual Report 21

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

SEMI-ANNUAL REPORT
September 30, 2014

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2014.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	1.57%	9.12%	6.85%
CLASS A (without sales charge) (B)	7.76%	11.30%	8.37%
CLASS C (C)	6.91%	10.42%	7.54%
S&P 500 Index (D)	19.73%	22.99%	17.44%

Annual Fund Operating Expense Ratio:          Class A - Gross 3.01%, Net 2.49%
 (from 08/01/14 Prospectus)                              Class C - Gross 3.76%, Net 3.24%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge. No shares are currently subject to a contingent deferred sales charge (“CDSC”) fee.

(D) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2014 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND

                                      Neiman Balanced Allocation Fund
                                     by Sectors (as a percentage of Net Assets)
                                                              (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2014 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2014 through September 30, 2014.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014

Actual	$1,000.00	$1,008.29	$7.30

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014

Actual	$1,000.00	$1,004.94	$11.06

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2014 Semi-Annual Report 3

Neiman Balanced Allocation Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
73,051	Amana Income Fund - Institutional Class	$3,309,216
45,190	Baron Real Estate Fund - Retail Class	1,072,377
55,875	Columbia Convertible Securities Fund Class A Shares	1,071,128
216,572	Frost Total Return Bond Fund - Class A	2,351,968
274,681	Ivy High Income Fund - Class I	2,334,793
53,915	Ivy International Core Equity Fund - Class I	1,051,880
50,231	Morgan Stanley Institutional Frontier Emerging Markets Portfolio Class A	1,072,437
118,678	Neiman Large Cap Value Fund - No Load Class +	3,313,493
186,949	PIMCO Income Fund - Institutional Class	2,363,031
32,838	PNC Small Cap Fund - Class A *	622,936
46,634	RS Mid Cap Growth Fund - Class A *	882,783
23,109	Virtus Mid-Cap Value Fund - Class I	848,088
20,419	Wells Fargo Advantage Special Small Cap Value Fund - Class A	634,838
Total for Mutual Funds (Cost $19,472,937)		20,928,968	95.75%
Money Market Funds
898,291	Fidelity Money Market Portfolio Select Class 0.01% **	898,291	4.11%
Total for Money Market Funds (Cost $898,291)
	Total Investments	21,827,259	99.86%
	(Cost $20,371,228)
	Other Assets in Excess of Liabilities	31,685	0.14%
	Net Assets	$21,858,944	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at September 30, 2014.

The accompanying notes are an integral part of these
financial statements.

2014 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2014
Assets:
Unaffiliated Investment Securities at Fair Value	$18,513,766
(Cost $17,773,937)
Affiliated Investment Securities at Fair Value	3,313,493
(Cost $2,597,291)
Cash	30,069
Prepaid Expenses	12,119
Receivables:
Dividends and Interest	18,889
Fund Shares Purchased	48,746
Total Assets	21,937,082
Liabilities:
Payable for Fund Shares Redeemed	17,643
Due to Adviser	10,875
Accrued Distribution and Service (12b-1) Fees	24,907
Accrued Compliance Officer Expense	1,006
Accrued Trustees Fees	754
Other Accrued Expenses	22,953
Total Liabilities	78,138
Net Assets	$21,858,944
Net Assets Consist of:
Paid In Capital	$19,694,841
Accumulated Net Investment Income (Loss)	57,301
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	650,771
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,456,031
Net Assets	$21,858,944

Class A
Net Assets	$16,173,488
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,281,699
Net Asset Value and Redemption Price Per Share	$12.62
Maximum Offering Price Per Share ($12.62/0.9425) (a)	$13.39

Class C
Net Assets	$5,685,456
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	457,311
Net Asset Value, Offering Price and Redemption Price Per Share	$12.43

(a) Reflects a maximum sales charge of 5.75%. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2014

Investment Income:
Dividends from Unaffiliated Funds	$229,746
Dividends from Affiliated Funds	8,721
Interest from Unaffiliated Funds	52
Total Investment Income	238,519
Expenses:
Management fees	106,936
Transfer agent fees & accounting fees	19,764
Distribution and service (12b-1) fees - Class A	19,401
Distribution and service (12b-1) fees - Class C	29,331
Administration fees	15,041
Audit fees	8,784
Registration expense	5,515
Custody fees	5,014
Legal fees	3,678
Miscellaneous expense	3,009
Printing and postage expense	1,505
Insurance expense	1,657
Compliance officer expense	2,005
Trustees fees	1,504
Total Expenses	223,144
Less:
Expense Waiver / Expense Reimbursement	(46,088)
Net Expenses	177,056
Net Investment Income (Loss)	61,463

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	36,122
Capital Gain Distributions from Affiliated Investment Companies	32,682
Realized Gain (Loss) on Unaffiliated Investments	581,967
Change In Unrealized Appreciation (Depreciation) on Investments	(559,665)
Net Realized and Unrealized Gain (Loss) on Investments	91,106

Net Increase (Decrease) in Net Assets from Operations	$152,569

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2014	4/1/2013
	to	to
	9/30/2014	3/31/2014
From Operations:
Net Investment Income (Loss)	$61,463	$112,269
Capital Gain Distributions from Investment Companies	68,804	231,556
Net Realized Gain (Loss) on Investments	581,967	1,072,793
Change in Net Unrealized Appreciation (Depreciation) on Investments	(559,665)	302,991
Increase (Decrease) in Net Assets from Operations	152,569	1,719,609
From Distributions to Shareholders:
Net Investment Income
Class A	(3,630)	(130,449)
Class C	-	(11,256)
Net Realized Gain from Security Transactions
Class A	(210,346)	(677,898)
Class C	(80,866)	(323,496)
Change in Net Assets from Distributions	(294,842)	(1,143,099)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	3,249,701	6,734,394
Class C	387,488	1,342,773
Shares Issued on Reinvestment of Dividends
Class A	183,809	686,089
Class C	73,940	304,238
Cost of Shares Redeemed
Class A	(1,379,142)	(3,289,007)
Class C	(650,200)	(2,410,739)
Net Increase (Decrease) from Shareholder Activity	1,865,596	3,367,748
Net Increase (Decrease) in Net Assets	1,723,323	3,944,258
Net Assets at Beginning of Period	20,135,621	16,191,363
Net Assets at End of Period (Including Accumulated	$21,858,944	$20,135,621
Undistributed Net Investment Income (Loss) of $57,301 and ($532) )
Share Transactions:
Issued
Class A	255,163	536,780
Class C	30,791	107,701
Reinvested
Class A	14,383	54,813
Class C	5,864	24,524
Redeemed
Class A	(108,021)	(263,180)
Class C	(51,753)	(194,571)
Net Increase (Decrease) in Shares	146,427	266,067

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2014		4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to		to	to	to	to
	9/30/2014		3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.69		$12.26	$11.42	$11.46	$10.00
Net Investment Income (Loss) (a)	0.05		0.11	0.13	0.08	0.03
Net Gains or Losses on Securities
(realized and unrealized)	0.06		1.15	0.85	0.01	1.47
Total from Investment Operations	0.11		1.26	0.98	0.09	1.50
Distributions (From Net Investment Income)	0.00		(0.14)	(0.14)	(0.02)	(0.02)
Distributions (From Capital Gains)	(0.18)		(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.18)		(0.83)	(0.14)	(0.13)	(0.04)
Net Asset Value -
End of Period	$12.62		$12.69	$12.26	$11.42	$11.46
Total Return (b)	0.83	% ***	10.38%	8.62%	0.90%	14.99	% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	16,174		$14,210 $	$9,710	$7,292	$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.88	% **	1.97%	2.08%	2.40%	4.04	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.35	% **	0.38%	0.53%	-0.22%	-2.22	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45	% **	1.45%	1.45%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.78	% **	0.90%	1.16%	0.72%	0.37	% **
Portfolio Turnover Rate	29.82	% ***	71.76%	63.16%	65.19%	53.13	% ***

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2014		4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to		to	to	to	to
	9/30/2014		3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.54		$12.12	$11.28	$11.42	$10.00
Net Investment Income (Loss) (a)	0.00		0.01	0.04	0.00 (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	0.06		1.12	0.84	(0.01)	1.47
Total from Investment Operations	0.06		1.13	0.88	(0.01)	1.44

Distributions (From Net Investment Income)	0.00		(0.02)	(0.04)	(0.02)	0.00	(c)
Distributions (From Capital Gains)	(0.17)		(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.17)		(0.71)	(0.04)	(0.13)	(0.02)
Net Asset Value -
End of Period	$12.43		$12.54	$12.12	$11.28	$11.42
Total Return (b)	0.49	% ***	9.43%	7.84%	(0.01)%	14.53	% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,685		$5,926	$6,481	$6,879	$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.63	% **	2.72%	2.83%	3.15%	4.79	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.40	% **	-0.42%	-0.33%	-0.96%	-2.94	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20	% **	2.20%	2.20%	2.20%	2.20	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.03	% **	0.11%	0.31%	-0.01%	-0.35	% **
Portfolio Turnover Rate	29.82	% ***	71.76%	63.16%	65.19%	53.13	% ***

* The Fund commenced operations on July 6, 2010.                              ** Annualized.                                    *** Not Annualized.
(a) Based on Average Shares Outstanding.                                       (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.                                    (d) Represents performance beginning on the first day of securi-
ty trading (July 16, 2010).                                             (e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 8

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
September 30, 2014
(Unaudited)

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2014, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (See Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. Class C shares purchased on or after August 1, 2013 are not subject to a CDSC fee. However, Class C shares purchased prior to August 1, 2013 were subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. Such CDSC was 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2014, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2014 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for deter-

2014 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

mining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 20,928,968	$0	$0	$ 20,928,968
Money Market Funds	898,291	0	0	898,291
Total	$ 21,827,259	$0	$0	$ 21,827,259

The Fund did not hold any Level 3 assets during the six month period ended September 30, 2014. There were no transfers into or out of the levels during the six month period ended September 30, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2014.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the six month period ended September 30, 2014 were as follows:

Shares Held March 31, 2014	112,591
Purchases	6,087
Sales	0
Shares Held September 30, 2014	118,678

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at September 30, 2014 was $2,597,291 and $3,313,493, respectively. The investment represented 15.16% of total net assets as of September 30, 2014. For the six month period ended September 30, 2014, there were $8,721 in dividends and $32,682 of capital gain distributions received from Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2014, the Adviser earned management fees totaling $106,936 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2015. The fee waiver will automatically terminate on July 31, 2015 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2015.

For the six month period ended September 30, 2014, the Adviser waived fees and/or reimbursed expenses totaling $46,088. The Fund owed the Adviser $10,875 at September 30, 2014. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital

2014 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2014, there were $19,401 and $29,331 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of September 30, 2014, the Fund had an accrued liability of $24,907 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. During the six month period ended September 30, 2014, those individuals earned $12,158 resulting from the sale of Class A shares. Additionally, during the six month period ended September 30, 2014, those individuals earned $4,292 and $11,578 associated with trailing commissions of Class A and Class C, respectfully, which are paid from available class specific accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

During the six month period ended September 30, 2014, the Adviser received $0 relating to CDSC fees incurred by Class C. Class C shares purchased on or after August 1, 2013 are no longer subject to a CDSC fee.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,587,014 and $6,051,374, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2014 was $20,371,228.

At September 30, 2014, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,563,275	($107,244)	$1,456,031

As of September 30, 2014, there were no differences between book basis and tax basis.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for Class A shares on June 26, 2014 to the shareholders of record of June 25, 2014 of which $0.00301 per share was paid from net investment income, $0.04078 per share was paid from short-term capital gains and $0.13362 per share was paid from long-term capital gains.

The tax character of distributions for Class A shares were as follows:

Distributions paid from Class A shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2014	March 31, 2014
Ordinary Income:	$ 3,630	$ 130,449
Short-term Capital Gain:	49,185	230,319
Long-term Capital Gain:	161,161	447,579
	$ 213,976	$ 808,347

There were distributions paid for Class C shares on June 26, 2014 to the shareholders of record of June 25, 2014 of which $0.04078 per share was paid from short-term capital gains and $0.13362 per share was paid from long-term capital gains.

2014 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions for Class C shares were as follows:

Distributions paid from Class C shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2014	March 31, 2014
Ordinary Income:	$ 0	$ 11,256
Short-term Capital Gain:	18,909	109,909
Long-term Capital Gain:	61,957	213,587
	$ 80,866	$ 334,752

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION
September 30, 2014
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 21, 2014, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the "Agreement"), on behalf of the Neiman Balanced Allocation Fund (the "Fund" or "Balanced Allocation Fund"). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the "Report") addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended March 31, 2014. The Report also included comparative performance information for the Fund's benchmark index, the S&P 500 Index. The report indicated that both classes of the Balanced Allocation Fund outperformed its Peer Group average for the one-year and three-year periods. At the same time, it was noted that both classes under-performed the Fund's benchmark index for the one-year, three-year annualized and since-inception returns. The Adviser noted that the underperformance of the Fund compared to the benchmark index was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the Fund's performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial conditions, the portfolio manager's background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser's Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. The representatives of the Adviser discussed the firm’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

2014 Semi-Annual Report 13

Additional Information (Unaudited) - continued

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund's expenses to limit the Fund's operating expenses (with certain exclusions) to 1.45% for Class A shares and 2.20% for Class C shares. The Adviser provided to the Trustees a Profit & Loss Statement and a Balance Sheet, both dated as of March 31, 2014. In addition, materials submitted by the Adviser showed that for the 12 month period ended March 31, 2014, the Adviser realized a profit after indirect expenses related to the Balanced Allocation Fund of approximately $24,000, or 13% of the Balanced Allocation Fund's gross management fees. The Trustees then discussed the Adviser's financial condition. A representative of the Adviser stated that the president and majority owner of the Adviser has consistently funded the Adviser with sufficient capital to pay all outstanding amounts "due from adviser" to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Balanced Allocation's Class A and Class C audited expense ratio of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of 0.88% for the Peer Group. Class A was within the Peer Group range of 0.07% to 2.20% and Class C was at the high end of the Peer Group range. The Balanced Allocation Fund's net expense ratio (which includes acquired fund fees and expenses) of 2.54% for Class A and 3.29% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.60% for the Peer Group, but within the Peer Group range of 0.87% to 3.29% . Additionally, it was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% for Class A and 2.20% for Class C of their average daily net assets through July 31, 2014. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.21%, and at the high end of the Peer Group. The Trustees also recognized that the Adviser is capping the Fund's expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. The Fund's performance overall was in line with the Fund's Peer Group. Having considered the comparative data as described above, the Trustees concluded that the Fund's management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT branch office. It was noted that they have received approximately $60,329, collectively, in sales charges and trailer fees for the Balanced Allocation Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Management Agreement would be in the best interest of the Fund.

2014 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Funds

Neiman Tactical Income Fund
Class A Shares (NTAFX)
Class C Shares (NTCFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

SEMI-ANNUAL REPORT
September 30, 2014

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2014.

		Since
	1 Year(A)	Inception(A)
Class A Shares (with sales charge) (B)*	-1.00%	2.45%
Class A Shares (without sales charge) (B)*	5.04%	5.18%
S&P 500 Index (C)	19.73%	20.41%
Barclays Capital US Aggregate Bond Index (D)	3.96%	1.68%

Since
Inception(A)
Class C Shares(E)	-0.10%
S&P 500 Index (C)	2.84%
Barclays Capital US Aggregate Bond Index (D)	0.42%

Annual Fund Operating Expense Ratio (from 8/1/14 Prospectus) :
                              Class A - Gross 2.26%, Net 1.89%
                              Class C - Gross 3.01%, Net 2.64%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Tactical Income Fund Class A Shares was June 29, 2012.

(C) The S&P 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

(D) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixe-drate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

(E) Class C commenced operations on August 1, 2014.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2014 Semi-Annual Report 1

NEIMAN TACTICAL INCOME FUND

                                          Neiman Tactical Income Fund
                                    by Sectors (as a percentage of Net Assets)
                                                             (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2014 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 1, 2014 through September 30, 2014.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014

Actual	$1,000.00	$1,009.17	$7.30

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014

Actual	$1,000.00	$999.00	$3.67*

Hypothetical**	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the partial period).

** The hypothetical example is calculated assuming that Class C had been in operation for the full six month period from April 1, 2014 to September 30, 2014. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2014 Semi-Annual Report 3

Neiman Tactical Income Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
Mutual Funds
252,653	AllianceBernstein High Income Fund – Class I	$2,377,464
303,255	Lord Abbett High Yield Fund – Class I	2,377,518
62,227	PIMCO Income Fund – Institutional Class	786,543
287,925	RidgeWorth High Income Fund – Class I	2,038,512
Total for Mutual Funds (Cost $7,604,738)		7,580,037	28.36%
Exchange Traded Funds
19,763	SPDR® Barclays Convertible Securities ETF	981,233
Total for Exchange Traded Funds (Cost $878,410)		981,233	3.67%
Money Market Funds
18,159,222	Fidelity Money Market Portfolio Class I 0.04% **	18,159,222
Total for Money Market Funds (Cost $18,159,222)		18,159,222	67.92%
	Total Investments	26,720,492	99.95%
	(Cost $26,642,370)
	Other Assets in Excess of Liabilities	13,901	0.05%
	Net Assets	$26,734,393	100.00%

** Variable Rate Security; The Yield Rate shown represents the rate at September 30, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 4

Neiman Tactical Income Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2014
Assets:
Unaffiliated Investment Securities at Fair Value	$26,720,492
(Cost $26,642,370)
Prepaid Expenses	19,332
Receivables:
Dividends and Interest	43,548
Fund Shares Purchased	35,182
Total Assets	26,818,554
Liabilities:
Accrued Management Fees	14,656
Accrued Distribution and Service (12b-1) Fees	16,674
Accrued Compliance Officer Expense	1,006
Accrued Trustees Fees	754
Other Accrued Expenses	26,483
Payable for Fund Shares Redeemed	24,588
Total Liabilities	84,161
Net Assets	$26,734,393
Net Assets Consist of:
Paid In Capital	$26,022,095
Accumulated Net Investment Income (Loss)	380,109
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	254,067
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	78,122
Net Assets	$26,734,393

Class A
Net Assets	$26,681,575
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	2,656,688
Net Asset Value and Redemption Price Per Share	$10.04
Maximum Offering Price Per Share ($10.04/0.9425) (a)	$10.65

Class C *
Net Assets	$52,818
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	5,265
Net Asset Value, Offering Price and Redemption Price Per Share	$10.03

(a) Reflects a maximum sales charge of 5.75%. * Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 5

Neiman Tactical Income Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2014

Investment Income:
Dividends	$574,193
Interest	1,095
Total Investment Income	575,288
Expenses:
Management fees	134,570
Transfer agent fees & accounting fees	19,764
Distribution and service (12b-1) fees - Class A	33,625
Distribution and service (12b-1) fees - Class C*	68
Administration fees	12,520
Audit fees	8,784
Registration expense	16,104
Custody fees	5,661
Legal fees	8,140
Miscellaneous expense	3,361
Printing and postage expense	1,830
Insurance expense	2,488
Compliance officer expense	2,006
Trustees fees	1,504
Total Expenses	250,425
Less:
Expense Waiver / Expense Reimbursement	(55,248)
Net Expenses	195,177
Net Investment Income (Loss)	380,111

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	258,751
Change In Unrealized Appreciation (Depreciation) on Investments	(389,509)
Net Realized and Unrealized Gain (Loss) on Investments	(130,758)

Net Increase (Decrease) in Net Assets from Operations	$249,353

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 6

Neiman Tactical Income Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2014	4/1/2013
	to	to
	9/30/2014	3/31/2014
From Operations:
Net Investment Income (Loss)	$380,111	$743,424
Capital Gain Distributions from Investment Companies	-	50,238
Net Realized Gain (Loss) on Investments	258,751	(9,409)
Change in Net Unrealized Appreciation (Depreciation) on Investments	(389,509)	237,081
Increase (Decrease) in Net Assets from Operations	249,353	1,021,334
From Distributions to Shareholders:
Net Investment Income
Class A	(179,232)	(1,037,292)
Class C *	-	-
Net Realized Gain from Security Transactions
Class A	(27,754)	(728,700)
Class C *	-	-
Change in Net Assets from Distributions	(206,986)	(1,765,992)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	9,823,906	22,313,323
Class C *	53,000	-
Shares Issued on Reinvestment of Dividends
Class A	94,299	689,810
Class C *	-	-
Cost of Shares Redeemed
Class A	(14,213,801)	(40,495,821)
Class C *	-	-
Net Increase (Decrease) from Shareholder Activity	(4,242,596)	(17,492,688)
Net Increase (Decrease) in Net Assets	(4,200,229)	(18,237,346)
Net Assets at Beginning of Period	30,934,622	49,171,968
Net Assets at End of Period (Including Accumulated	$26,734,393	$30,934,622
Undistributed Net Investment Income of $380,109 and $179,230)
Share Transactions:
Issued
Class A	973,659	2,230,271
Class C *	5,265	-
Reinvested
Class A	9,245	70,980
Class C *	-	-
Redeemed
Class A	(1,410,549)	(3,924,163)
Class C *	-	-
Net Increase (Decrease) in Shares	(422,380)	(1,622,912)

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 7

Neiman Tactical Income Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2014		4/1/2013	6/29/2012*
	to		to	to
	9/30/2014		3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$10.03		$10.45	$10.00
Net Investment Income (Loss) (a)	0.14		0.28	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	(0.05)		0.03	0.42
Total from Investment Operations	0.09		0.31	0.74
Distributions (From Net Investment Income)	(0.07)		(0.40)	(0.16)
Distributions (From Capital Gains)	(0.01)		(0.33)	(0.13)
Total Distributions	(0.08)		(0.73)	(0.29)
Net Asset Value -
End of Period	$10.04		$10.03	$10.45
Total Return (c)	0.92	% **	3.34%	7.44	% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$26,682		$30,935	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.86	% ***	1.82%	1.66	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.42	% ***	2.37%	3.89	% ***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45	% ***	1.45%	1.45	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.83	% ***	2.74%	4.11	% ***
Portfolio Turnover Rate	4.77	% **	225.73%	364.88	% **

* Class A commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 8

Neiman Tactical Income Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	8/1/2014*
	to
	9/30/2014
Net Asset Value -
Beginning of Period	$10.04
Net Investment Income (Loss) (a)	0.00
Net Gains or Losses on Securities
(realized and unrealized) (b)	(0.01)
Total from Investment Operations	(0.01)
Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-
Net Asset Value -
End of Period	$10.03
Total Return (c)	(0.10	)% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$53
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.61	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.32	% ***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.20	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.09	% ***
Portfolio Turnover Rate	4.77	% **

* Class C commenced operations on August 1, 2014.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
September 30, 2014
(Unaudited)

1.) ORGANIZATION:
Neiman Tactical Income Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2014, there are three series authorized by the Trust. The Fund (Class A) commenced operations on June 29, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (See Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund's primary investment objective is total return with capital preservation as a secondary objective. Neiman Funds Management, LLC is the adviser to the Fund (the "Adviser") and the sub-adviser to the Fund is Absolute Capital Management, LLC (the “Sub-Adviser” or “Absolute Capital”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2012-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2014, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2014 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

OTHER:
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

2014 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,580,037	$0	$0	$7,580,037
Exchange Traded Funds	981,233	0	0	981,233
Money Market Funds	18,159,222	0	0	18,159,222
Total	$26,720,492	$0	$0	$26,720,492

The Fund did not hold any level 3 assets during the six month period ended September 30, 2014. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2014. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2014.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

Absolute Capital Management, LLC is the sub-adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser, not the Fund pays the Sub-Adviser a sub-advisory fee.

For the six month period ended September 30, 2014, the Adviser earned management fees totaling $134,570 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares and at 2.20% of its average daily net assets for Class C Shares through July 31, 2015. The fee waiver will automatically terminate on July 31, 2015 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2015.

For the six month period ended September 30, 2014, the Adviser waived fees and/or reimbursed expenses totaling $55,248. The Fund owed the Adviser $14,656 at September 30, 2014.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and

2014 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets and Class C shares pay an annual 12b-1 fee equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2014, there were $33,625 of 12b-1 fees incurred by Class A and $68 of 12b-1 fees incurred by Class C. As of September 30, 2014, the Fund had an accrued liability of $16,674 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan for both Classes.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. Those individuals earned $5,698 resulting from the sale of Class A shares during the six month period ended September 30, 2014. Additionally, during the six month period ended September 30, 2014, those individuals earned $1,890 and $52 associated with trailing commissions of Class A shares and Class C shares, respectively, which are paid from available accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,061,238 and $22,404,397, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2014 was $26,642,370.

At September 30, 2014, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$121,888	($43,766)	$78,122

As of September 30, 2014, there were no differences between book basis and tax basis.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2014, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 45.37% of Class A, and therefore may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for Class A shares on June 26, 2014 to the shareholders of record on June 25, 2014 of which $0.07207 per share was paid from net investment income and $0.01116 per share was paid from long-term capital gains. The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:

	Six Months Ended	Fiscal Year Ended
	September 30, 2014	March 31, 2014
Ordinary Income:	$ 179,232	$1,037,292
Short-term Capital Gain:	0	698,989
Long-term Capital Gain:	27,754	29,711
	$ 206,986	$1,765,992

Since its inception on August 1, 2014, Class C shares have not paid any distributions through September 30, 2014.

2014 Semi-Annual Report 13

Notes to the Financial Statements (Unaudited) - continued

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Semi-Annual Report 14

ADDITIONAL INFORMATION
September 30, 2014
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 21, 2014, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the "Agreement"), on behalf of the Neiman Tactical Income Fund (the "Fund" or "Tactical Income Fund"). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the "Report") addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended March 31, 2014. The Report also included comparative performance information for the Fund's benchmark index, the S&P 500 Index. The Adviser noted that due to the nature of the Fund the S&P 500 Index was not the best for comparison and therefore comparative information on the Barclays Aggregate Bond Index was also included to better represent the Fund's performance comparison. The Trustees noted that the Fund continued to perform well. The report indicated that the Fund's three-month, twelve-month and one-year annualized returns underperformed its Peer Group average and the S&P 500 Index. At the same time, it was noted that the Fund outperformed the Barclays Aggregate Bond Index for the three-month, twelve-month, one-year annualized and since inception returns. The Adviser noted that the underperformance of the Fund compared to the S&P 500 Index was due to the nature of the Fund and therefore is expected to underperform in a rising market. The Trustees concluded that the Fund's performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition and the portfolio manager's background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser's Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. Representatives of the Adviser discussed the Adviser's financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund's expenses to limit the Fund's operating expenses (with certain exclusions) to 1.89% . The Adviser provided to the Trustees a Profit & Loss Statement and a Balance Sheet, both dated as of March 31, 2014. In addition, materials submitted by the Adviser showed that for the 12 month period ended March 31, 2014, the Adviser realized a profit after indirect expenses related to the Tactical Income Fund of approximately $49,000, or 18% of the Tactical Income Fund's gross management fees. The Trustees then discussed the Adviser's financial condition. A representative of the Adviser stated that the president and majority owner of the Adviser has consistently funded the Adviser with sufficient capital to pay all outstanding amounts "due from adviser" to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The

2014 Semi-Annual Report 15

Additional Information (Unaudited) - continued

Trustees noted that Tactical Income's audited expense ratio of 1.45% was slightly higher than the average audited expense ratio of 1.32% for the Peer Group, but within the Peer Group range of 0.53% to 2.01% . The Tactical Income Fund's net expense ratio (which includes acquired fund fees and expenses) of 1.89% was higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.35% for the Peer Group, but within the Peer Group range of 0.53% to 2.01% . Additionally, it was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% of the average daily net assets through July 31, 2014. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.61%, but within the Peer Group range of 0.35% to 1.00% . The Trustees also recognized that the Adviser is capping the Fund's expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund's management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT branch office. It was noted that they have received approximately $19,504, collectively, in sales charges and trailer fees for the Tactical Income Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Management Agreement would be in the best interest of the Fund.

2014 Semi-Annual Report 16

This page was intentionally left blank.

2014 Semi-Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
Absolute Capital Management, LLC
101 Pennsylvania Boulevard
Pittsburgh, PA 15228

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 12/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President Date: 12/2/14

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 12/2/14